Subordinated Borrowings - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Oct. 22, 2019 USD ($)	Apr. 11, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans | €					€ 2,416		€ 1,355
Aegon N.V [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans | €			€ 1,560		€ 1,355
USD 800 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued		$ 800		$ 800
Subordinated notes, coupon rate			5.50%
USD 800 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued		$ 800		800		$ 800
Subordinated notes, first call date			April 11, 2028
Borrowing maturity			April 11, 2048
Subordinated notes, coupon rate		5.50%	5.50%
Marginal basis points		1.00%
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued	$ 925			$ 925		$ 925
Subordinated notes, coupon rate	5.10%		5.10%